6. STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
6. STOCKHOLDERS' EQUITY

6.      STOCKHOLDERS’ EQUITY

The Company was originally organized as an S corporation and issued 100 shares of stock at a par value of $0.01 each.  On July 16, 2007, the Company merged into a C corporation and, concurrent with this election, each of the shares of stock of the terminating S corporation converted into 23,904.38 shares of common stock of the C corporation, resulting in a total of 351,535 shares outstanding.  Since the shareholders of the S corporation became the majority shareholders of the C corporation, this was accounted for as a reverse merger.  Accordingly, the pre-merger financial statements of the S corporation have become the historical financial statements of the C corporation.

Upon conversion of the Company from an S corporation to a C corporation, the Company increased its authorized common stock to 6,500,000 shares with a par value of $.001 per share and authorized 3,400,000 shares of Series A preferred (Series A shares), with a par value of $.001 per share.  On July 17, 2007, the Company completed a private placement and raised gross proceeds of $17,000,000 from the sale of 3,386,454 Series A convertible preferred shares at a sale price of $5.02 per share.

In December 2011, 57,054 shares of Common Stock were issued in connection with the cashless exercise of 57,342 Stock Purchase Warrants and 4,835,224 shares of Series A-1 Preferred Stock were issued in connection with the conversion of notes payable and accrued interest thereon.

In December 2011, the corporate charter was amended to increase the authorized capital from 6,500,000 to 16,800,000 common shares and from 3,400,000 to 8,221,678 preferred shares.

On December 22, 2011, $8,150,000 of notes payable to significant shareholders plus accrued interest were converted to Series A Preferred Stock at a conversion rate of $1.993 per share resulting in the issuance of 4,835,224 additional shares of Series A Preferred Stock.  The note holders also exercised 57,342 warrants in a cashless transaction for 57,054 shares of common stock and cancelled warrants for an additional 586 shares of common stock.  The due date on all remaining notes payable to significant shareholders was extended from December 31, 2011 to March 31, 2012.

The Series A Preferred Shares have the following rights and preferences:

Dividends

From and after the date of their issuance, dividends at the rate per annum of $0.3514 per share shall accrue on Series A Preferred shares.  The Company is under no obligation to pay such accruing dividends.  However, dividends on the Preferred Shares shall be cumulative from the date of issuance and shall be paid before any dividends on shares of any other class of stock of the Company.  No such dividends were declared prior to December 31, 2010.  As of December 31, 2010 and 2011, $4,117,726 and $5,326,207, respectively, in dividends had accumulated on the Series A shares.

Conversion

The holders of the Series A Preferred Shares have the right to convert their shares to common stock at any time at an initial conversion price of $5.02 per share.  In certain situations, the Preferred Shares are protected from dilution by future issuances of common stock at less than the Series A Preferred Share conversion price.  At December 31, 2011, the conversion price was $13.5524 per share under these anti-dilution provisions.

The Company is required, at all times, to reserve a sufficient number of shares of common stock to effect the conversion of all outstanding shares of preferred stock.

Liquidation preference

Upon liquidation or dissolution of the Company, the holders of the Series A shares are entitled to be paid an amount per share equal to the Series A Original Issue Price ($5.02 per share) plus the cumulative unpaid dividends and any other dividends declared but unpaid.

Voting

The stockholders of the Series A Preferred Shares vote together with all other classes of stock as a single class on matters presented to the stockholders of the Company.  Each holder of Series A Preferred Shares is entitled to a number of votes (one vote) equal to the number of whole shares of common stock into which the Series A Preferred Shares of such holder are convertible as of the record date for determining stockholders to vote on such matters, except with respect to certain corporate actions, which require a fifty percent (50%) approval of the then outstanding Series A Preferred Shares.  The holders of record of the Series A shares, as a separate class, are entitled to elect two directors of the five-member Board of the Company.  One of the two “Series A Directors” shall serve as Chairman of the Board.  The holders of record of the common stock are also entitled to elect two directors.

As of February 13, 2012, there were no Preferred Shares outstanding.